Summary of the main accounting policies: Condensed statement of financial position (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 20,083,457	$ 13,872,897	$ 13,174,991	$ 8,770,062
Other current assets	348,122	317,269
Total current assets	25,656,011	18,733,197
Financial liabilities:
Current liabilities	(5,887,006)	(4,827,227)
Land, furniture and equipment	268,450	184,016
Long-term debt	(10,064,073)	(8,404,199)
Deferred income tax - Net	(3,852,813)	(2,897,858)	(2,972,522)
Shareholders' equity	61,612,625	51,591,198	49,015,607	$ 45,770,056
Consolidated Statements of Comprehensive Income
Revenue	31,332,787	25,821,644	25,313,882
Other income			346,232
Net income for the year	14,030,438	10,675,944	10,645,924
Foreign currency translation	2,818,418	(1,530,746)	(1,767,962)
Total comprehensive income	16,831,623	9,146,842	8,876,129
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	850,723	1,518,454	2,334,403
Restricted cash	2,043,625	1,520,581	1,272,106
Other current assets	369,479	165,822	528,297
Total current assets	3,263,827	3,204,857	4,134,806
Financial liabilities:
Current liabilities	(1,246,162)	(1,033,248)	(1,184,023)
Working capital	2,017,665	2,171,609	2,950,783
Land, furniture and equipment	199,544	123,796	115,798
Intangible assets, airport concessions - Net	13,921,262	11,203,531	12,920,453
Other long term assets	101,450	83,208	90,777
Long-term debt	(10,064,073)	(8,404,199)	(9,891,961)
Other long-term liabilities	(16,503)	(14,295)	(18,265)
Deferred income tax - Net	(574,176)	(523,262)	(547,480)
Shareholders' equity	5,585,169	4,640,388	5,620,105
Consolidated Statements of Comprehensive Income
Revenue	4,815,975	4,174,329	4,110,028
Operating costs and expenses	(3,097,961)	(2,390,264)	(2,128,925)
Other income			346,232
Comprehensive financial cost - Net	(421,812)	(412,145)	(459,471)
Net income tax	71,911	(52,486)	(59,618)
Net income for the year	1,368,113	1,319,434	1,808,246
Foreign currency translation	907,659	(818,522)	(95,881)
Total comprehensive income	$ 2,275,772	$ 500,912	$ 1,712,365